         As filed with the Securities and Exchange
             Commission on September 30, 1999
                                                   File Nos.
                                                   333-81561
                                                   811-09405

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C. 20549

                __________________________

                         FORM N-1A
  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No. 2          X

                   Post-Effective Amendment No.

                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 2                       X

                 _______________________________

                    VALENZUELA CAPITAL TRUST
       (Exact Name of Registrant as Specified in Charter)

            3435 Stelzer Road, Columbus, Ohio  43219
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(888) 247-9744

                  _____________________________

                          GARY TENKMAN
                       BISYS Fund Services
                        3435 Stelzer Road
                      Columbus, Ohio 43219
             (Name and address of agent for service)

                  Copies of communications to:

                    Kathleen K. Clarke, Esq.
                       Seward & Kissel LLP
                       1200 G Street, N.W.
                     Washington, D.C. 20005

                               or

                   Robert B. Van Grover, Esq.
                       Seward & Kissel LLP
                     One Battery Park Plaza
                    New York, New York 10004

    It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Pursuant to Regulation 270.24f-2 inder the Investment Company
Act of 1940, the Registrant hereby elects to register an indefinite number of units of its beneficial interests.

    The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), may determine.



                        EXPLANATORY NOTE

    This Pre-Effective Amendment No. 2 to the Registration
Statement of Valenzuela Capital Trust is being filed to respond to comments to the initial registration statement received from the staff.

                    VALENZUELA CAPITAL TRUST


                           Prospectus

                        October 1, 1999


                      Val Cap Mid Cap Fund

                     Val Cap Small Cap Fund

                         Class A Shares
                         Class I Shares




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                           Questions?
                       Call 1-888-247-9744
               or your investment representative.

                        Table of Contents

Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.

Risk/Return Summary and Fund Expenses

    3    Val Cap Mid Cap Fund
    5    Val Cap Small Cap Fund

Review this section for information on investment strategies and their risks.

Investment Goal and Principal Strategy and Risks

    8    Val Cap Mid Cap Fund
    10   Val Cap Small Cap Fund

Review this section for details on the people and organizations who oversee the Funds.

Fund Management

    12   The Investment Adviser
    14   The Administrator and Distributor
    14   Year 2000

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.

Shareholder Information

    16   Pricing of Fund Shares
    17   Purchasing and Adding to Your Shares
    21   Selling Your Shares
    22   General Policies on Selling Shares
    24   Distribution Arrangements/Sales Charges
    26   Distribution (12b-1) Fees
    26   Service Organizations
    27   Exchanging Your Shares
    28   Dividends, Distributions and Taxes

Back Cover
    29   Where to learn more about the Funds

RISK/RETURN SUMMARY AND FUND EXPENSES

The following is a summary of certain key information about the Funds. You will find additional information about the Funds after this summary. In this summary, we identify principal risks that apply to the Funds such as market risk, which is the risk of market fluctuations, and management risk, which is the risk that a Fund's manager will make poor choices in selecting securities. More detailed descriptions of these and other risks of an investment in the Funds can be found further back in the Prospectus.

Other important things for you to note:

--  You may lose money by investing in a Fund.

-- An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance
    Corporation or any other government agency.

                      VAL CAP MID CAP FUND

Investment Goal              The Fund's objective is capital
                             appreciation primarily through
                             investments in common stocks of mid-
                             capitalization companies.

Principal Investment
Strategies                   The Fund invests at least 65% of its
                             total assets in mid-capitalization,
                             or mid-cap, companies with market
                             values from $1.5 billion to $10
                             billion.  The Fund primarily invests
                             in common stocks of U.S. companies
                             using a value strategy, which
                             emphasizes investments in stocks
                             that have attractive valuations and
                             the potential for future earnings
                             growth.  The Fund selects companies
                             for investment based on an analysis
                             of financial and other information
                             and uses certain criteria to
                             determine when to buy and sell a
                             stock including buying stocks that
                             are expected to appreciate in value
                             and selling stocks that have become
                             fully valued and appreciated
                             substantially.

Principal Investment Risks   The principal risks of investing in
                             the Fund are market risk and
                             management risk.  The Fund's
                             investments in mid-cap companies
                             have capitalization risk.  The
                             stocks of mid-cap companies tend to
                             be more volatile than those of
                             large-capitalization companies and
                             their returns may vary from the
                             stock market generally.  In
                             addition, these companies may have
                             more risk because they often have
                             more limited product lines, markets,
                             or financial resources.  The Fund's
                             use of a value strategy has the risk
                             that its investments may remain
                             undervalued or decrease in price.

Who May Want To Invest?      Consider investing in the Fund if
                             you are:

                             / / seeking a long-term goal such as
                                 retirement
                             / / looking to add a value-oriented
                                 approach to your portfolio
                             / / willing to accept higher risks
                                 of investing in the stock market
                                 in general and in mid-cap stocks
                                 in particular

                             This Fund will not be appropriate
                             for anyone:

                             / / seeking monthly income
                             / / pursuing a short-term goal or
                                 investing emergency reserves
                             / / seeking safety of principal

Performance Information

This is a new Fund for which no performance information is available.

                     VAL CAP SMALL CAP FUND

Investment Goal              The Fund's objective is capital
                             appreciation primarily through
                             investments in common stocks of
                             small-capitalization companies.

Principal Investment
Strategies                   The Fund invests at least 65% of its
                             total assets in small-
                             capitalization, or small-cap,
                             companies with market values of less
                             than $1.5 billion.  The Fund
                             primarily invests in common stocks
                             of U.S. companies using a value
                             strategy, which emphasizes
                             investments in stocks that have
                             attractive valuations and the
                             potential for future earnings
                             growth.  The Fund selects companies
                             for investment based on an analysis
                             of financial and other information
                             and uses certain criteria to
                             determine when to buy and sell a
                             stock including buying stocks that
                             are expected to appreciate in value
                             and selling stocks that have become
                             fully valued and appreciated
                             substantially.

Principal Investment Risks   The principal risks of investing in
                             the Fund are market risk and
                             management risk.  The Fund's
                             investments in small-cap companies
                             have capitalization risk.  The
                             stocks of small-cap companies tend
                             to be more volatile than those of
                             large-capitalization companies and
                             their returns may vary from the
                             stock market generally.  In
                             addition, these companies may have
                             more risk because they often have
                             limited product lines, markets, or
                             financial resources.  The Fund's use
                             of a value strategy has the risk
                             that its investments may remain
                             undervalued or decrease in price.

Who May Want To Invest?      Consider investing in the Fund if
                             you are:

                             / / seeking a long-term goal such as
                                 retirement
                             / / looking to add a value-oriented
                                 approach to your portfolio
                             / / willing to accept higher risks
                                 of investing in the stock market
                                 in general and in small-cap
                                 stocks in particular

                             This Fund will not be appropriate
                             for anyone:

                             / / seeking monthly income
                             / / pursuing a short-term goal or
                                 investing emergency reserves
                             / / seeking safety of principal

Performance Information

This is a new Fund for which no performance information is available.

RISK/RETURN SUMMARY AND FUND EXPENSES

Fees And Expenses

As an investor in the Funds, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                            Fee Table

Shareholder Transaction      Val Cap Mid Cap Val Cap Small Cap
Expenses (fees paid by             Fund            Fund
you directly)               Class A  Class I   Class A   Class I

Maximum Sales Charge
(Load)  Imposed on
Purchases                    5.75%*  None       5.75%*   None

Maximum Deferred Sales
Charge (Load)               None     None      None      None

Annual Fund Operating
Expenses (fees paid from
Fund assets)

Management Fees**             0.75%    0.75%     0.75%     0.75%

Distribution
 (12b-1) Fees                 0.25%  None        0.25%   None

Other Expenses              11.08%   11.08%    11.08%    11.08%

Total Fund Operating
Expenses                    12.08%   11.83%    12.08%    11.83%

Waiver and/or Expense
reimbursement**             10.63%   10.63%    10.63%    10.63%

Net Expenses                 1.45%    1.20%     1.45%    1.20%

______________________
* Lower sales charges are available depending upon the amount invested. See Distribution Arrangements.
** The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of the Funds' operating expenses so that each of the Funds Class A and Class I shares net expenses do not exceed 1.45% and 1.20%, respectively until October 1, 2000. Other expenses are based on estimates for the current fiscal year.

Risk/Return Summary and Fund Expenses

Example

Use the table at the right to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    --   $10,000 investment
    --   5% annual return
    --   reinvestment of all dividends and distributions
    --   redemption at the end of each period
    --   no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower.

                             1 Year         3 Year
Val Cap Mid Cap Fund

Class A Shares               $714           $2,908
Class I Shares               $122           $2,413

Val Cap Small Cap Fund

Class A Shares               $714           $2,908
Class I Shares               $122           $2,413

INVESTMENT GOAL AND PRINCIPAL STRATEGY AND RISKS

This section of the Prospectus provides a more complete description of each Fund's investment objectives and principal strategies and risks. Of course, there can be no assurance that the Funds will achieve their investment objectives. The Funds may change their investment objectives without shareholder approval, although they do not contemplate that there will be any change in the objectives. Additional descriptions of the Funds' risks, strategies, and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information or SAI.

                      VAL CAP MID CAP FUND

Investment Goal The Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies.

Principal Strategies The Fund invests at least 65% of its total assets in equity securities of mid-cap companies with market valuations from $1.5 billion to $10 billion. The Fund primarily invests in common stocks of U.S. companies.

The Fund's investment strategy is based on stock selection and valuation analysis. The Fund selects mid-cap companies for investment based on both quantitative and qualitative analysis. The Fund's quantitative analysis uses statistical financial data, mainly 3-to 5-year historical quarterly ratio analysis.
Normally, the Fund tracks about 180 mid-cap companies using approximately 25 different ratios calculated from financial statements, which are updated continuously. The Fund's qualitative analysis of companies for investment includes interviewing a company's management, on-site if possible, as well as its customers, competitors, and suppliers, about, in particular, issues raised by the Fund's quantitative analysis. The Fund uses this process to assess risk and to identify conditions that can lead to earnings growth.

As a result of this analysis, the Fund compiles a purchase list with buy and sell target stock prices of about 100 companies, which includes current portfolio holdings. The Fund uses "investment disciplines" in determining whether to buy or sell stocks.

The Fund will buy a stock that:

    -- based on its analysis, may appreciate 50% over a 3-year period;
    -- has a stock price that has declined to the Fund's buy price; or

    -- for a current portfolio holding, has a stock price that has declined by more than 10% when there has been no negative change in the company's fundamentals.

The Fund will sell a stock that:

    -- reaches a predetermined price objective and is at a premium market/industry valuation;
    --   has a negative change in the company's fundamentals;
    -- has appreciated substantially to replace it with a stock that may appreciate 50% over a 3-year period; or
    -- has appreciated substantially and becomes more than 5% of the total asset value of the Fund's portfolio.

The Fund also reviews any stock on its purchase list that relatively underperforms its peer group by 15% over a 6-month rolling period and considers whether to retain it on the list.

Principal Risks The Fund's principal risks include market risk, which is the risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short- or longer-term periods. The Fund's investments in mid-cap companies have capitalization risk. These companies' stocks may be more volatile than the overall market. Mid-cap companies may have limited resources, product lines, and market share. As a result, their share prices tend to fluctuate more than those of larger companies. For this reason, the Fund's returns may vary from the stock market generally.

The Fund also has management risk, which is the possibility that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other Funds. There also is the risk of using a value strategy. Stocks in which the Fund invests may remain undervalued during a given period or continue to decline in price. This may occur because larger stocks or investments based on the large-stock indices are more appealing to investors or because value stocks as a category lose favor with investors compared to growth stocks.

OTHER CONSIDERATIONS

Portfolio Turnover. The Fund is actively managed and, in some cases in response to market conditions, the Fund's annual portfolio turnover may exceed 100%. While the Fund does not expect a high rate of portfolio turnover, a higher rate would increase brokerage and other expenses and may affect the Fund's returns. A higher portfolio turnover rate also may result in the realization of substantial net short-term gains, which when distributed, are taxable to the Fund's shareholders.

Temporary Defensive Position. For temporary defensive purposes in response to adverse market or other conditions, the Fund may make investments that are inconsistent with the Fund's primary investment strategies including investments in short-term money market instruments or holding substantial cash reserves. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

                     VAL CAP SMALL CAP FUND

Investment Goal The Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies.

Principal Strategies The Fund invests at least 65% of its total assets in equity securities of small-cap companies with market valuations of less than $1.5 billion. The Fund primarily invests in common stocks of U.S. companies.

The Fund's investment strategy is based on stock selection and valuation analysis. The Fund selects small-cap companies for investment based on both quantitative and qualitative analysis. The Fund's quantitative analysis uses statistical financial data, mainly 3-to 5-year historical quarterly ratio analysis.
Normally, the Fund tracks about 180 small-cap companies using approximately 25 different ratios calculated from financial statements, which are updated continuously. The Fund's qualitative analysis of companies for investment includes interviewing a company's management, on-site if possible, as well as its customers, competitors, and suppliers, about, in particular, issues raised by the Fund's quantitative analysis. The Fund uses this process to assess risk and to identify conditions that can lead to earnings growth.

As a result of this analysis, the Fund compiles a purchase list with buy and sell target stock prices of about 100 companies, which includes current portfolio holdings. The Fund uses "investment disciplines" in determining whether to buy or sell stocks.

The Fund will buy a stock that:

    -- based on its analysis, may appreciate 50% over a 3-year period;
    -- has a stock price that has declined to the Fund's buy price; or
    -- for a current portfolio holding, has a stock price that has declined by more than 10% when there has been no negative change in the company's fundamentals.

The Fund will sell a stock that:

    -- reaches a predetermined price objective and is at a premium market/industry valuation;
    --   has a negative change in the company's fundamentals;
    -- has appreciated substantially to replace it with a stock that may appreciate 50% over a 3-year period; or
    -- has appreciated substantially and becomes more than 5% of the total asset value of the Fund's portfolio.

The Fund also reviews any stock on its purchase list that relatively underperforms its peer group by 15% over a 6-month rolling period and considers whether to retain it on the list.

Principal Risks The Fund's principal risks include market risk, which is the risk that the value of the Fund's investments will fluctuate as the stock market fluctuates and that stock prices overall will decline over short- or longer-term periods. The Fund's investments in small-cap companies have capitalization risk. These companies' stocks may be more volatile than the overall market. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, negatively affecting the share price and making them potentially more difficult to sell or less liquid. For this reason, the Fund's returns may vary from the stock market generally.

The Fund also has management risk, which is the possibility that the Fund's managers may make poor choices in selecting securities and that the Fund will not perform as well as other Funds. There also is the risk of using a value strategy. Stocks in which the Fund invests may remain undervalued during a given period or continue to decline in price. This may occur because larger stocks or investments based on the large-stock indices are more appealing to investors or because value stocks as a category lose favor with investors compared to growth stocks.

OTHER CONSIDERATIONS

Portfolio Turnover. The Fund is actively managed and, in some cases in response to market conditions, the Fund's annual portfolio turnover may exceed 100%. While the Fund does not expect a high rate of portfolio turnover, a higher rate would increase brokerage and other expenses and may affect the Fund's returns. A higher portfolio turnover rate also may result in the realization of substantial net short-term gains, which when distributed, are taxable to the Fund's shareholders.

Temporary Defensive Position. For temporary defensive purposes in response to adverse market or other conditions, the Fund may make investments that are inconsistent with the Fund's primary investment strategies including investments in short-term money market instruments or holding substantial cash reserves. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

FUND MANAGEMENT

THE INVESTMENT ADVISER

Valenzuela Capital Partners, LLC ("VCP"), 1270 Avenue of the Americas (Suite 508), New York, NY 10020 serves as investment adviser to the Funds. VCP, founded in 1989, is a registered investment adviser that manages more than $2 billion in assets, primarily through institutional accounts. Subject to the Funds' respective investment goals and policies approved by the Trustees of the Funds, VCP makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. VCP utilizes a team approach in making investment decisions on behalf of each Fund, with 8 professionals working collectively to ensure a disciplined investment process designed to result in long-term performance consistent with each Fund's investment goal. No one person is responsible for a Fund's management.

For its advisory services, the Funds pay VCP an annual advisory fee equal to 0.75%, net of fee waivers and reimbursements, of the average daily net assets of each Fund.

Performance of Similarly Managed Private Accounts

The tables and charts that follow present performance data provided by VCP relating to the historical performance of its mid-cap and small-cap value products and does not represent performance of either Fund. Information presented is based on performance data for all accounts ("VCP Accounts") it manages that have investment objectives, policies, styles and strategies substantially similar to the ones that will be employed in the Val Cap Mid Cap Fund and Val Cap Small Cap Fund. The VCP Accounts include VCP's individual and unregistered accounts from January 1990 for the mid-cap value product and January 1998 for the small-cap value product. The VCP Accounts are individual and unregistered accounts primarily managed for tax-exempt investors, and are not subject to diversification and other requirements that apply to mutual funds under the Investment Company Act of 1940, and the Internal Revenue Code of 1986, which, if applicable, could have adversely affected the historical performance of the VCP Accounts. As a result, portfolio management strategies used on the VCP Accounts and those used on the Funds may vary in some respects. Also, fees on the VCP Accounts are imposed quarterly rather than daily for mutual funds, which may inflate performance. The information should not be interpreted as indicative of the future performance of the Funds. The actual performance may be higher or lower than that shown.

The tables and charts show the total returns for various periods ended December 31, 1998 of the VCP Mid Cap Value Private Account Product Composite and the VCP Small Cap Value Private Account Product Composite as compared to the Russell Midcap Index, and the Russell 2000 Index, respectively, each an unmanaged Index that is representative of the performance of the medium capitalization and small capitalization sectors of the U.S. securities market. The performance data shown below has not been adjusted to reflect any fees that will be payable by the Funds that are higher than the fees imposed on the VCP Accounts and would result in a higher expense ratio and lower returns for the Funds.

       VCP MID CAP VALUE PRIVATE ACCOUNT PRODUCT COMPOSITE

             Average Annual Returns (as of 12/31/98)

                       GRAPHIC (BAR CHART)

                                 Total Return (as of 12/31/98)
                                 -------------------------------
                                 VCP       Russell Midcap Index*
                                 -------------------------------
1990..........................  -3.99%           -11.50%
1991..........................  36.22%            41.51%
1992..........................  15.21%            16.35%
1993..........................  13.75%            14.30%
1994..........................  -1.01%            -2.10%
1995..........................  30.27%            34.45%
1996..........................  32.41%            19.00%
1997..........................  39.77%            29.01%
1998..........................   1.30%            10.10%

* The Russell Midcap Index is an unmanaged index representative of the performance of the medium- capitalization sector of the U.S. securities market.



      VCP SMALL CAP VALUE PRIVATE ACCOUNT PRODUCT COMPOSITE

             Average Annual Returns as of (12/31/98)

                        GRAPH (BAR CHART)

                                 Total Return (as of 12/31/98)
                                 -------------------------------
                                  VCP       Russell 2000 Index*
                                 -------------------------------
1998..........................    5.38%          -2.56%

* The Russell 2000 Index is an unmanaged index representative of the performance of the small-capitalization sector of the U.S.
securities market.

THE ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accounting agent. Management and administrative services of BISYS include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services,
(iii) recordkeeping, (iv) legal and regulatory services, (v) processing shareholder account transactions and dispersing fund distributions, and (vi) supervising custodial and other third party services. BISYS Fund Services, Limited Partnership ("BISYS LP") (a related BISYS entity) serves as the principal underwriter of the Funds' shares. BISYS LP may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The SAI has more detailed information about VCP and other service providers to the Funds.

YEAR 2000

Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by VCP and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Funds invest where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to do so in an adequate or timely manner.

The Funds have been assured that VCP and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and implemented clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as inventorying software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. VCP and the Funds' service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage or has engaged, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

In the event that any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.
While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by VCP or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of VCP and the Funds' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial conditions or those of the Funds. The Funds and VCP will continue to closely monitor developments relating to this issue, including development by VCP and the Funds' service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, VCP will monitor potential investment risk related to Year 2000 issues.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

How NAV is Calculated

A Fund's net asset value or NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

              Total Assets - Liabilities
    NAV =     ----------------------------
              Number of Shares Outstanding

NAV is calculated separately for Class A and Class I shares.

Each Fund's NAV is determined and its shares are priced at the close of regular trading on the New York Stock Exchange or Exchange, normally at 4:00 p.m., Eastern time, on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund less any applicable sales charge. This is what is known as the offering price.

The Funds' securities are generally valued at current market prices. If market quotations are not available, prices will be based on a fair value estimate, determined in accordance with methods approved by the Funds' Trustees.

SHAREHOLDER INFORMATION

You may purchase shares of the Funds through the Fund Distributor or through banks, brokers and other financial intermediaries, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through a financial intermediary, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

PURCHASING AND ADDING TO YOUR SHARES

Account type                 Minimum             Minimum
                             Initial             Subsequent
Class A                      Investment          Investment

Regular                      $    1,000          $  250

Automatic Investment Plan    $      50           $   50

Class I                      $1,000,000          $5,000

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Avoid 31% Tax Withholding

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

SHAREHOLDER INFORMATION

Instructions for Opening or Adding to an Account

By Mail

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
2. Make check, bank draft or money order payable to the Fund in which you are investing.

3. Send by mail to: Valenzuela Capital Trust, P.O. Box 182205, Columbus, OH 43218-2205; or send by overnight service to Valenzuela Capital Trust, c/o BISYS Fund Services, Attn:
    T.A. Operations, 3435 Stelzer Road, Columbus, OH  43219

Subsequent Investment:

1.  Use the investment slip attached to your account statement.
    Or, if unavailable, include the following information:
    --  Fund name
    --  Share class
    --  Amount invested
    --  Account name
    --  Account number

    Include your Fund and account number on your check.

2.  See mailing instructions in No. 3 above.

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application
or call 1-888-247-9744.   Your account can generally be set up
for electronic purchases within 15 days.

Call 1-888-247-9744 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Wire Transfer

Note:  Your bank may charge a wire transfer fee.

Please phone the Funds at 1-888-247-9744 for instructions on opening an account or purchasing additional shares by wire transfer.

SHAREHOLDER INFORMATION

Automatic Investment Plan

You can make automatic investments in the Funds by choosing the Automatic Investment option on your account application.
Automatic investments are made by debiting money from a designated bank account through the use of electronic fund transfers. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:

    - Complete the Automatic Investment Plan portion on your account application.

 Make sure you note:
         --   Your bank name, address and account number
         --   The amount you wish to invest automatically
              (minimum $50)
         --   How often you want to invest (every month, twice a
              month, 4 times a year, twice a year or once a year)
    -    Attach a voided personal check.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Val Cap Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Funds may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends and capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

Withdrawing Money From Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption.

For all other sales transactions, follow the instructions below.

By telephone:
(unless you have declined telephone sales privileges)

1. Call 1-888-247-9744 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See
"General Policies on Selling Shares--Verifying Telephone
Redemptions" below)

By mail:
(See "General Policies on Selling Shares--Redemptions in Writing
Required" below)

1. Write a letter of instruction indicating:
-- your Fund and account number
-- amount you wish to redeem
-- address where your check should be sent
-- account owner signature

2. Mail to: Valenzuela Capital Trust, P.O. Box 182205, Columbus,
OH 43218-2205

By overnight service (See" General Policies on Selling Shares --
Redemptions in Writing Required" below).

See instruction 1 above, and Send to:  Valenzuela Capital Trust,
c/o BISYS Fund Services, Attn:  T.A. Operations, 3435 Stelzer
Road, Columbus, OH  43219

By wire transfer:
You must indicate this option on your application.

Call 1-888-247-9744 to request a wire transfer. If you call by 4:00 p.m., Eastern time, on a day the Exchange is open your payment will normally be wired to your bank on the next business day.

SHAREHOLDER INFORMATION

Electronic Redemptions

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Call 1-888-247-9744 to request an electronic redemption.

If you call by 4:00 p.m., Eastern time, on a day the Exchange is open the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days. Your bank may charge you for this service.

Systematic Withdrawal Plan
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:
-- Make sure you've checked the appropriate box on the account application, or call 1-888-247-9744.
--  Include a voided personal check.
-- Your account must have a value of $5,000 or more to start withdrawals.

-- If the value of your account falls below the amount of your Systematic Withdrawal Plan, your Systematic Withdrawal Plan may be terminated.

GENERAL POLICIES ON SELLING SHARES

Redemptions In Writing Required

You must request a redemption in writing and provide a signature guarantee in the following situations:

    --   Redemptions over $50,000

    -- Your account address has changed via telephonic or faxed request within the last 10 business days
    -- The check is not being mailed to the address on your account
    -- The check is not being made payable to the owner of the account
    -- The redemption proceeds are being transferred to another Fund account with a different registration
    -- The redemption proceeds are being wired to a bank account other than the account designated on your application

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. BISYS, the Funds' Transfer Agent, may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION

Verifying Telephone Redemptions
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 15 Days of Initial Investment
If you have made your initial investment by check, your redemption proceeds may be delayed until the Transfer Agent is reasonably satisfied that the check has cleared (which may take up to 15 days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange
Commission in order to protect remaining shareholders.

Redemption In Kind
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts
If your account falls below $500 through redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Redemption Checks
If you choose to receive distributions in cash and checks (1) are returned and marked as "undeliverable," or (2) are not cashed within six months of issuance, your account will be changed automatically so that future distributions will be reinvested in your account. Checks that have not been negotiated will be canceled and the money reinvested in your account in the Fund from which the distribution was made, as of the cancellation date. No interest is paid during the time the check is outstanding.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

Calculation of Sales Charges

Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

For the Val Cap Mid Cap Fund and the Val Cap Small Cap Fund

                              Sales Charge       Sales Charge
                                as a % of          as a % of
Your Investment              Offering Price     Your Investment
---------------------------------------------------------------
Up to $49,999                     5.75%             6.10%
$50,000 up to $99,999             4.50%             4.71%
$100,000 up to $249,999           3.50%             3.63%
$250,000 up to $499,999           2.50%             2.56%
$500,000 up to $999,999           2.00%             2.04%
$1,000,000 and above(1)           0.00%             0.00%


_______________________

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to a shareholder if shares are redeemed in the first year after purchase, or up to 0.50% if redeemed in the second year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

SHAREHOLDER INFORMATION

Sales Charge Reductions
Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Sales Charge Waivers

Class A Shares
The following qualify for waivers of sales charges:

-- Shares purchased by investment representatives through fee-based investment products or accounts.

-- Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you paid a front-end sales charge for those shares. BISYS LP, the Funds' Distributor, must be notified in writing by you or by your financial institution at the time the purchase is made. A copy of your account statement showing the redemption must accompany the notice.

-- Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by VCP or its affiliates or invested in any Val Cap Fund.

-- Shares purchased for trust or other advisory accounts established with VCP or its affiliates.

-- Shares purchased by directors, trustees, employees, and family members of VCP and its affiliates and any organization that provides services to the Funds; retired Fund trustees; dealers or financial advisors who have an agreement with the Distributor; and any trade organization to which VCP or the Administrator belongs.


Reinstatement Privilege
If you have sold Class A shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date instructions to sell were processed.

SHAREHOLDER INFORMATION

DISTRIBUTION (12B-1) FEES

The Funds have adopted a plan that allows the Funds to pay distribution fees for the sale and distribution of their shares. These fees compensate the Distributor and other dealers and financial intermediaries for services and expenses relating to the sale and distribution of the Funds' shares. Each Fund's Class A shares pays a 12b-1 fee of up to 0.25% of the average daily net assets of the respective Fund.

Because these fees are paid out of the Funds' assets on an on-going basis, these fees will increase the cost of your investment and may cost more than other types of sales charges.

Class I Shares

Class I shares may be purchased by endowments, foundations and plan sponsors of retirement plans, and individuals. In order to be eligible to purchase Class I shares, an institution or individual must make an initial investment of at least $1 million in the particular Fund. Class I shares are sold without any initial or deferred sales charges and are not subject to any ongoing distribution expenses.

Service Organizations

Various banks, trust companies, broker-dealers (other than the Distributor) and other financial organizations ("Service Organization(s)") may provide certain administrative services for its customers who invest in the Funds through accounts maintained at that Service Organization. The Funds, under servicing agreements with the Service Organization, will pay the Service Organization an annual rate up to 0.25% of a Fund's average daily net assets for these services, which include:

    --   receiving and processing shareholder orders
    --   performing the accounting for customers' sub-accounts
    --   maintaining retirement plan accounts
    --   answering questions and handling correspondence for
         customer accounts
    --   acting as the sole shareholder of record for customer
         accounts
    --   issuing shareholder reports and transaction
         confirmations
    --   performing daily "sweep" functions

Investors who purchase, sell or exchange shares of the Funds through a customer account maintained at a Service Organization may be charged extra for other services which are not specified in the servicing agreement with a Fund but are covered under separate fee schedules provided by the Service Organization to their customers. Customers with accounts at Service Organizations should consult their Service Organization for information concerning their sub-accounts. VCP or the Administrator also may pay Service Organizations for rendering services to customers' sub-accounts.

SHAREHOLDER INFORMATION

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another Val Cap Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Valenzuela
Capital Trust, P.O. Box 182205, Columbus OH 43218-2205, or by calling 1-888-247-9744. Please provide the following information:

    --   Your name and telephone number
    --   The exact name on your account and account number
    --   Taxpayer identification number (usually your Social
         Security number)
    --   Dollar value or number of shares to be exchanged
    -- The name of the Fund from which the exchange is to be made
    -- The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to no more than 5 exchanges per year with no more than 3 per calendar quarter.

Notes on Exchanges

The registration and tax identification numbers of the two accounts must be identical.

The exchange privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

SHAREHOLDER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund pays out to shareholders net income and net capital gains. Ordinarily the Funds make these distributions once a year in December.

When you sell Fund shares, you generally realize a gain or loss.
Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

Except for tax-advantaged retirement accounts, distributions you receive are taxable to you, regardless of whether you take them in cash or additional shares. Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Income dividends and short-term capital gains are generally taxed as ordinary income. Distributions of capital gains are generally taxed as long-term capital gains. The tax treatment of capital-gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund or whether you reinvested your distributions.

You will be notified in January each year about the federal tax status of distributions made by a Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements.

There is a penalty on certain pre-retirement distributions from retirement accounts. Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

For more information about the Funds, the following are available free upon request:

ANNUAL/SEMIANNUAL REPORTS: The Funds will publish annual and semiannual reports to shareholders that contain detailed information on the Funds' investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during that fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including their operating and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of the SAI, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                    Valenzuela Capital Trust
                        3435 Stelzer Road
                      Columbus, Ohio 43219
                    Telephone: 1-888-247-9744

You can review and copy the Funds' SAI at the Public Reference
Room of the Securities and Exchange Commission. You can get text-only copies:

    --   For a duplicating fee, by writing the Public Reference
         Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330 (Information Only).
    --   Free from the Commission's Website at
         http://www.sec.gov.




Investment Company Act File No. 811-09405.















                               38
52289006.AB0

                      VAL CAP MID CAP FUND
                    VAL CAP SMALL CAP FUND

                 Each an Investment Portfolio of

                  THE VALENZUELA CAPITAL TRUST

               Statement of Additional Information

                        October 1, 1999

    This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Valenzuela Capital Trust dated October 1, 1999, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Valenzuela Capital Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (888) 247-9744.

                        TABLE OF CONTENTS

FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS              3

NET ASSET VALUE                                                11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                 11

MANAGEMENT OF THE TRUST                                        12

INVESTMENT ADVISER                                             14

PORTFOLIO TRANSACTIONS                                         15

OTHER SERVICE PROVIDERS                                        16

GENERAL INFORMATION                                            21

ADDITIONAL TAX INFORMATION                                     24

PERFORMANCE INFORMATION                                        24

MISCELLANEOUS                                                  27

               STATEMENT OF ADDITIONAL INFORMATION

                  THE VALENZUELA CAPITAL TRUST


    Valenzuela Capital Trust (the "Trust") is an open-end management investment company which offers two separate and diversified investment portfolios, the Val Cap Mid Cap Fund and the Val Cap Small Cap Fund (collectively, the "Funds" and each individually, a "Fund"). The Trust was organized and its Certificate of Trust was filed with the State of Delaware on June 22, 1999.

       FUND OBJECTIVES, INVESTMENTS, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

    The Val Cap Mid Cap Fund's objective is capital appreciation primarily through investments in common stocks of mid-capitalization companies. The Val Cap Small Cap Fund's objective is capital appreciation primarily through investments in common stocks of small-capitalization companies.

    Information contained in this Statement of Additional
Information or SAI expands upon information contained in the Funds' Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS, STRATEGIES
AND RISKS

    The following policies, which are not principal strategies, supplement the investment policies and strategies of each Fund described in the Prospectus.

CONVERTIBLE SECURITIES

    The Funds may invest in convertible securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.

FOREIGN SECURITIES

    The Funds may invest up to 20% of their total assets in foreign securities. Investment in foreign securities is subject to special investment risks that differ from those related to securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

    Since foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results in their portfolio transactions. There is generally less government supervision and regulation of the securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

    Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is not invested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of the Fund's inability to fulfill a contract to sell portfolio securities, could result in potential liability to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

    The conversion of the eleven member states of the European Union to a common currency, the "euro," occurred on January 1, 1999. As a result of the conversion, securities issued by the member states are subject to certain risks, including competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in euro; an issuer's ability to make any required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002); currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate induces); continuity of material contracts and potential tax consequences. Other risks include the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to currencies other than the euro; the maintenance of exchange rates for currencies that were converted into the euro; the fluctuation of the euro relative to other currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of European countries participating in a Fund will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

    The Funds may acquire foreign securities only when the Adviser believes that the risks associated with such investments are minimal relative to those of securities of domestic issuers.

    For many foreign securities, U.S. dollar-denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, standards which are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds also may invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

    Generally unsponsored ADRs and EDRs require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

OPTIONS TRADING

    Each of the Funds may purchase put and call options. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

    When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

    In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When a portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

    Each Fund also may purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

MONEY MARKET MUTUAL FUNDS

    Each of the Funds may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. The Funds may incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

COMMERCIAL PAPER

    Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

    The Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. The Funds also may invest in Canadian commercial paper issued by a Canadian Corporation or counterpart of a U.S. Corporation and Europaper.

ILLIQUID SECURITIES

    The Funds will limit their investments in illiquid securities to no more than 15% of their net assets. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

    Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. The Adviser will monitor the liquidity of the Funds' investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures assumed by a Fund's Board.

    A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Adviser's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Funds may invest similar to the Securities Act of 1933 requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

REPURCHASE AGREEMENTS

    Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement maintains at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligations or becomes insolvent, the Fund holding the obligation suffers a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trustees of the Trust believe that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements are held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily by the Adviser and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the

Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.

INVESTMENT RESTRICTIONS

    Each Fund's investment objective may be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, each Fund is subject to the following investment restrictions, which may be changed with respect to a particular Fund by the Trustees without the vote of shareholders.

    No Fund may:

    1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

    2. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

    3. Purchase securities of companies for the purpose of exercising control.

    4.   Purchase or sell real estate or commodities.

PORTFOLIO TURNOVER

    The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders.

                         NET ASSET VALUE

    The net asset value of each Fund is determined and the shares of each Fund are priced, as of the close of trading on each day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE FUNDS

    If the principal market for a security held by a Fund is a securities exchange, the security will be priced or valued at the closing sales price on that exchange on the day of computation. If there have been no sales during the day, it will be priced at the last bid quotation. If the principal market for a portfolio security is not a securities exchange, it will be valued at its latest bid quotation in the principal market in which it traded.

    All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of and pursuant to procedures approved by, the Trustees of the Trust.

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    Shares of the Funds are sold on a continuous basis by the Fund's Distributor, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor" or "BISYS LP"). Shares of the Funds are sold at their offering price and redeemed at their net asset value as next determined after receipt of the purchase or redemption order.

    The Funds may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by a Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the fair market value of its net assets.

                     MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

    Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Funds shareholders. The initial Trustees were elected by the Adviser as the initial shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. Certain officers of the Trust also may serve as a Trustee.

    The Trust will be managed by the Trustees in accordance with the laws of the State of Delaware governing business trusts. There are currently eight Trustees, five of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The disinterested Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

    The Trustees and Officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

NAME, AGE AND                 POSITION WITH THE     PRINCIPAL OCCUPATIONS
ADDRESS                       TRUST                 DURING PAST 5 YEARS
                                                    AND OTHER AFFILIATIONS

Dennis J. Bertrum*               President and      Managing Director of VCP,
1270 Avenue of the Americas      Trustee            1996 to present, President
New York, NY  10020                                 and CEO of Bank Street
Age 50                                              Advisors.  Previously
                                                    Director of Client
                                                    Advisory Services Group at
                                                    Prudential Securities,
                                                    Managing Director of
                                                    Consulting Service
                                                    Division, E.F. Hutton.

Hendrik J. Laverage*             Vice President     COO and Managing Director
1270 Avenue of the Americas      and Trustee        of VCP.  From 1995 to
New York, NY  10020                                 1977, founding Managing
Age 58                                              Director of Concordia
                                                    Agritrading Pte. Ltd.
                                                    (commodity trading and
                                                    financial services
                                                    company); from 1992 to
                                                    1995 consulted for the
                                                    Nidera Group (Commodities
                                                    trading company); trustee
                                                    of the Leiden University
                                                    Fund.

Thomas M. Valenzuela*            Chairman and       1989 to present, founding
1270 Avenue of the Americas      Trustee            partner of VCP.  Chief
New York, NY  10020                                 Investment Officer.
Age 45

Stephen D. Gresham               Trustee            Principal of The Gresham
54 Liberty Street                                   Company, LLC, a consulting
Madison, CT  06443                                  firm for mutual fund
Age 38                                              distributors; Director of
                                                    the Institute for
                                                    Investment Management
                                                    Consultants; Member of the
                                                    Editorial Board and the
                                                    Marketing Practices
                                                    Committee of the National
                                                    Association for Variable
                                                    Annuities.

Clint Kendrick                   Trustee            From 1996 to present,
465 Long Ridge Road                                 Co-founder, Chairman
Bedford, NY  10506                                  and CEO of Matrix Global
Age 56                                              Investments, Inc., a
                                                    private equity firm; from
                                                    1993 to 1996 Managing
                                                    Director of Lehman
                                                    Brothers, Inc. and Chief
                                                    Operating Officer of
                                                    Lehman Brothers Global
                                                    Asset Management.

Frederick W. Weiss III           Trustee            From 1995 to present,
400 Madison Avenue -                                Senior consultant and
Suite 810                                           Vice President of
New York, NY  10017                                 Madison Portfolio
Age 36                                              Consultants; from 1990 to
                                                    1995, Director of
                                                    Investment Consulting &
                                                    Research Unit at
                                                    Prudential Securities,
                                                    Inc.

Jonathan H. Kagan                Trustee            1995 to present, Managing
30 Rockfeller Plaza -                               Director of Centre
50th Fl.                                            Partners Management
New York, NY  10020                                 (investment manager); 1990
Age 43                                              to present, Managing
                                                    Director of Corporate
                                                    Advisers, LP; 1985 to
                                                    1998, Managing Director of
                                                    Lazard Freres & Co. LLC.
                                                    Serves as Director of
                                                    Firearms Training Systems,
                                                    Inc., Jeepers, Inc., Hyco
                                                    International, Inc., Staff
                                                    Leasing, Inc. and Flower
                                                    Farm Direct, Inc.

Steven C. Rockefeller            Trustee            Vice President of Bankers
Bankers Trust                                       Trust; Milestone Capital
280 Park Avenue -                                   Management; Prudential
MS 1224                                             Securities; Morgan
New York, New York 10017                            Stanley & Co.
Age 39

*   "Interested Person" of the Trust, as defined in the 1940 Act.

    Each Trustee who is not an affiliated person of the Adviser receives an annual fee of $1,000 for services as a Trustee to the Trust, plus a per meeting fee of $1,000 for each meeting attended. Trustees are reimbursed for expenses incurred in attending such meetings.


                       INVESTMENT ADVISER

    Valenzuela Capital Partners, LLC (the "Adviser"), 1270 Avenue of the Americas (Suite 508), New York, NY 10020 serves as investment adviser to the Funds under an investment advisory agreement dated as of October 1, 1999 (the "Advisory Agreement"). The Adviser, founded in 1989, is a registered investment adviser that manages more than $2 billion in assets, primarily through institutional accounts. Subject to the Funds' respective investment objectives and policies approved by the Trustees of the Funds, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. The Adviser utilizes a team approach in making investment decisions on behalf of each Fund, with eight professionals working collectively to ensure a disciplined investment process designed to result in long-term performance consistent with each Fund's investment objective. No one person is responsible for a Fund's management.

    For its advisory services, the Funds pay the Adviser an annual advisory fee equal to 0.75%, net of fee waivers and reimbursements of the average daily net assets of each Fund.

    Pursuant to the Advisory Agreement, the Adviser will pay all expenses, (including as applicable, the compensation of any subadvisers directly appointed by it) incurred by it in connection with its activities under the Advisory Agreement other than the cost of securities (including brokerage commissions) purchased for the Trust.

    Unless sooner terminated, the Advisory Agreement shall continue in effect for each Fund for a period of two years, and thereafter, shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreements, or interested persons (as defined in the 1940 Act) of any of these parties, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Adviser. The Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act.

    The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to the Adviser's receipt of compensation for services, a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

                     PORTFOLIO TRANSACTIONS

    Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with each Fund's objective, policies and restrictions, which securities are to be purchased and sold by a Fund and which brokers are eligible to execute such Fund's portfolio transactions.

    Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers, serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

    Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide investment research to the Adviser may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Trust. Such information may be useful to the Adviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

    While the Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

    Investment decisions for each Fund in the Trust are made independently from those made for the other Funds, or for other portfolios, investment companies or accounts managed by the Adviser. Any other portfolio, investment company or account may also invest in the securities in which a Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution.

                     OTHER SERVICE PROVIDERS

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

    BISYS Fund Services Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), the transfer agent (the "Transfer Agent") and the fund accountant (the "Fund Accountant") to the Trust pursuant to a services agreement dated as of October 1, 1999 (the "Services Agreement"). As Administrator, BISYS assists in supervising all operations of each Fund (other than those performed by the Adviser) under the Advisory Agreement, by The Bank of New York (the "Custodian") under the Custody Agreement, and by BISYS as Fund Accountant and Transfer Agent under the Services Agreement.

    Under the Services Agreement, the Administrator has agreed to perform or arrange for the performance of the following services
(under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder):

    -- prepares and assembles reports required to be sent to the Funds' shareholders and arranges for the printing and dissemination of such reports;

    -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

    -- arranges for the dissemination to shareholders of the Funds' proxy materials and oversees the tabulation of proxies by the Funds' transfer agent;

    -- negotiates the dividend disbursing services fees to be paid by the Funds and reviews the provision of dividend disbursing services to the Funds;

    -- calculates, or arranges for the calculation of, the NAV of the Funds' shares;

    -- determines the amounts available for distribution as dividends and distributions to be paid by the Funds to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Funds' dividend disbursing agent and custodian with such information as is required for them to effect the payment of dividends and distributions;

    -- assists in providing to the Funds' independent accountants such information as is necessary for such accountants to prepare and file the Funds' federal income and excise tax returns and the Funds' state and local tax returns;

    -- monitors compliance of the Funds' operation with the 1940 Act and with its investment policies and limitations;

    -- monitors compliance of the Funds' operations, with respect to engaging in short sales, with the 1940 Act and the Internal Revenue Code;

    -- provides accounting and bookkeeping services (including the maintenance of such accounts, books and records of the Fund as may be required by Section 31(a) of the 1940 Act and the rules and regulations thereunder); and

    --   makes such reports and recommendations to the Funds'
         Board of Trustees as the Board reasonably requests or deems appropriate.

    As Transfer Agent, BISYS performs the following services in connection with each of the Funds' shareholders of record: maintains shareholder records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds' on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

    As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. The Fund Accounting Agent also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations, prices from pricing services, matrix prices or "fair value" computations on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

    BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant, and expenses assumed pursuant to the Services Agreement, calculated daily and paid monthly, at the annual rate of 0.18% of the combined average daily net assets of the Funds up to $1 billion and 0.10% over $1 billion, subject to a minimum fee of $160,000 per year for one fund and $125,000 per year for each additional fund. From time to time, BISYS may voluntarily waive all or a portion of the fee payable to it by the Funds.

    Unless sooner terminated as provided therein, the Services Agreement between the Trust and BISYS will continue in effect until September 30, 2001. The Services Agreement thereafter, unless otherwise terminated as provided in the Services Agreement, shall be renewed automatically for successive one-year periods.

    The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR AND DISTRIBUTION ARRANGEMENTS

    BISYS LP serves as Distributor or principal underwriter of the shares of the Funds pursuant to a distribution agreement dated as of October 1, 1999 (the "Distribution Agreement"). Included in the Distribution Agreement is a plan adopted by the

Funds under Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan") to permit the Funds to pay distribution fees to defray expenses associated with the distribution of its Class A and Class I shares. In approving the Distribution Agreement and Rule 12b-1 Plan, the Trustees of the Funds determined that there was a reasonable likelihood that they would benefit the Funds and their shareholders. The distribution fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

    Only the Funds' Class A shares currently pay 12b-1 fees, which is 0.25% of the average daily net assets. Under the Rule 12b-1 Plan, the Funds may pay distribution fees for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers and other financial intermediaries, compensation to sales personnel, printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

    Unless otherwise terminated in accordance with its terms, the Distribution Agreement between the Trust and BISYS LP will continue in effect for successive one-year periods if approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

    The Adviser may from time to time and from its own funds or other resources as may be permitted by rules of the SEC make payments for distribution services to BISYS LP, which may in turn pay part or all of this compensation to brokers or other persons for their distribution services.

    The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to 0.75% and 0.25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

CUSTODIAN

    The Bank of New York, 101 Barclay Street, New York, New York 10286 serves as Custodian to the Trust pursuant to a custody agreement dated as of October 1, 1999 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. The Bank of New York is paid an annual custody fee of 0.02% of each Fund's average daily net assets up to $50 million, 0.01% of each Fund's next $250 million of average daily net assets and 0.005% of the average daily net assets of each Fund which exceed $300 million, exclusive of out-of-pocket expenses and transaction charges. Custody fees shall be calculated daily and paid monthly.



INDEPENDENT AUDITORS

    The Trust has selected Ernst & Young LLP, 787 7th Avenue, New
York, New York 10019 to serve as independent auditors for the Trust and to audit the financial statements of the Trust for its first fiscal period ending September 30, 2000.

TRUST COUNSEL

    The Trust has selected Seward & Kissel LLP, One Battery Park
Plaza, New York, New York 10004, to serve as counsel for the Funds.

                       GENERAL INFORMATION

DESCRIPTION OF SHARES

    The Trust is a Delaware business trust. The Trust was organized and its Certificate of Trust was filed with the Secretary of State of the Delaware on June 22, 1999. The Trustees have authorized the issuance of shares in two series, each representing interests in two separate portfolios: The Val Cap
Mid Cap Fund and the Val Cap Small Cap Fund. Each series is currently authorized to issue two classes of shares.

    The governing document of the Trust (the "Trust Instrument") authorizes the Trustees to issue an unlimited number of shares and to classify or re-classify any unissued shares into one or more additional classes without shareholder approval. Currently, the Funds' have two classes of shares, Class A and Class I.

Accordingly, the Trustees may create additional classes or series of shares for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Delaware. If shares of another series were issued in connection with the creation of an additional portfolio, each share of the portfolios would normally be entitled to one vote for all purposes. Shareholders are entitled to one vote for each whole share (as defined in the Trust Instrument) invested and a proportionate fractional vote for any fraction of a share, and will vote in the aggregate, and not by class or series except as otherwise required by the 1940 Act or other applicable law, or when the matter to be voted upon only affects the interests of shareholders of a particular class or series. The rights of shareholders of a series may not be modified except by the vote of majority of the outstanding shares of that series.

    Voting rights are not cumulative, and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the Trustees. The Trust does not intend to hold annual shareholder meetings except as may be required by the 1940 Act.

    The Trust's shares have no pre-emptive rights and only such conversion or exchange rights as Trustees may grant in their discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based on the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

    The Trust Instrument authorizes the Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the class to be redeemed at a price which is equal to their net asset value and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of the class to be redeemed at their net asset value; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Trust if the Board of Trustees reasonably determines that the combination will not have a material adverse effect on the shareholders of any class participating in the combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their net asset value or converted into shares of another class of the Trust's shares at their net asset value. The exercise of this authority by the Trustees may be subject to certain restrictions under the 1940 Act. The Trustees may authorize the termination of any class of shares after the assets belonging to the class have been distributed to its shareholders.

SHAREHOLDER AND TRUSTEE LIABILITY

    Under Delaware law, shareholders of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust Instrument provides that the shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument or undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Trust Instrument provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon. Thus, the risk of the shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

    The Trust Instrument states further that no Trustee, officer or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer or agent be personally liable to any person for any action or failure to act except for bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

                   ADDITIONAL TAX INFORMATION

    Each Fund intends to qualify as a "regulated investment company" or "RIC" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations. To qualify as a RIC, a Fund must comply with certain distribution, diversification, source of income and other applicable requirements.

    Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                     PERFORMANCE INFORMATION

    From time to time performance information for the Funds showing their average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized. Each Fund may also present its average annual total return and aggregate total return as the case may be, excluding the effect of a sales charge, if any.

    In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. Distribution rates may also be presented excluding the effect of a sales charge, if any.

    Total return is a function of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser or BISYS voluntarily waives all or a part of their respective fees, the total return of a Fund will be higher than it would otherwise be in the absence of such voluntary waiver.

CALCULATION OF TOTAL RETURN

    Average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

PERFORMANCE COMPARISONS

    Investors may judge the performance of the Funds by comparing the performance to other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow-Jones & Co., Inc., Standard & Poor's Corporation, Shearson-Lehman Brothers, Inc., Morgan

Stanley Capital International and Russell, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, and USA Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders,

    From time to time, the Funds (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of any of the Funds.

    Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc. respectively: Lowest, Below Average, Neutral, Above Average and Highest.

                          MISCELLANEOUS

    Trustees are elected by the shareholders and serve for a term lasting until the next meeting of shareholders at which Trustees are elected. These meetings are not required to be held at any specific intervals.

    The Trust is registered with the SEC as a open-end management investment company. Such registration does not involve supervision of the management policies of the Trust.

    The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.
Copies of that information may be obtained from the SEC by payment of the prescribed fee.

    The Prospectus and this SAI are not an offering of the securities herein described in any state in which an offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.







































                               27
52289006.AA9

                             PART C

                        OTHER INFORMATION

ITEM 23. Exhibits

    (a)  Trust Instrument of the Registrant.*

    (b)  Not applicable.

    (c)  Not applicable.

    (d)  Form of Advisory Agreement between the Registrant and
         Valenzuela Capital Partners LLC.*

    (e)  (1)  Form of Distribution Agreement between the
              Registrant and BISYS LP.*

         (2)  Form of Selected Dealer Agreement between BISYS
              Fund Services and selected dealers offering shares of Registrant.*

         (3)  Form of Selected Agent Agreement between BISYS Fund
              Services and selected agents making available shares of Registrant.*

    (f)  Not applicable.

    (g)  Custodian Contract.*

    (h)  Form of Services Agreement between the Registrant and
         BISYS Fund Services Ohio, Inc.*

    (i)  Opinion and Consent of Seward & Kissel LLP.*

    (j)  Not Applicable.

    (k)  Not applicable.

    (l)  Investment representation letter of Valenzuela Capital
         Partners LLC.*

    (m)  Form of Rule 12b-1 Plan.*

    (n)  Not applicable.

    (o)  Form of proposed Rule 18f - 3 Plan.*

    Other Exhibits - Powers of Attorney.*

ITEM 24. Persons Controlled by or under Common Control with
         Registrant.

         None. The Registrant is a recently organized corporation and has no outstanding shares of common stock.

___________________________

*   To be filed by subsequent amendment

ITEM 25. Indemnification.


         As set forth in the Registrant's Trust Instrument (filed as Exhibit (a)), Distribution Agreement (filed as
         Exhibit (c)(1)) and Advisory Agreement (filed as Exhibit
         (d)).

ITEM 26. Business and Other Connections of Adviser.

         The descriptions of Valenzuela Capital Partners LLC under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Valenzuela Capital Partners LLC, set forth in its Form ADV filed with the Securities and Exchange Commission on [_________ __, 19__ (File No. 801-______)
         and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters.

    (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. BISYS Fund Services also acts as Principal Underwriter or Distributor for the following investment companies: Alpine Equity Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, Inc., the Eureka Funds, Fifth Third Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Trust, Hirtle Callaghan Trust, HSBC Funds Trust, Mutual Funds Trust, INTRUST Funds Trust, The Mutual Funds, Inc., The Kent Funds, Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Meyers Investment trust, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Puget sound alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

    (b) The following were, as of June 1, 1999, the Partners of BISYS Fund Services, the principal place of business of which is 3435 Stelzer Road, Columbus, Ohio, 43219.

NAME AND                    POSITIONS AND           POSITIONS AND
PRINCIPAL                   OFFICES WITH            OFFICES WITH
BUSINESS ADDRESS            UNDERWRITER             REGISTRANT

BISYS Fund Services, Inc.   Sole General Partner    None
3435 Stelzer Road
Columbus, Ohio 43219

WC Subsidiary Corporation   Sole Limited Partner    None
150 Clove Road
Little Falls, New Jersey 07424


         (c)  Not applicable.

ITEM 28. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 and at the offices of The Bank of New York, the Registrant's custodian, 101 Barclay Street, New York, New York 10286. All other records so required to be maintained are maintained at the offices of Valenzuela Capital Partner LLC, 1270 Avenue of the Americas, Suite 508, New York, New York, 10020.

ITEM 29. Management Services.

         Not applicable.

ITEM 30. Undertakings.

         Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, New York, on the 30th day of September, 1999.

                                       Valenzuela Capital Trust

                                       /s/Jennifer Brancato
                                       ________________________
                                       Jennifer Brancato
                                       Secretary


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Position           Date
_____________                   ___________       _________

(1) Principal Executive Officer:



    /s/ Kathleen K. Clarke     Chairman       September 30, 1999
    ______________________
    Kathleen K. Clarke


(2) Principal Financial
    and Accounting Officer:

    /s/ Gary Tenkman           Treasurer      September 30, 1999
    _____________________
    Gary Tenkman


(3) Trustees:

    /s/ Kathleen K. Clarke
    _________________________                 September 30, 1999
    Kathleen K. Clarke

    /s/ Robert B. Van Grover
    _________________________                 September 30, 1999
    Robert B. Van Grover

                        Index To Exhibits

None.


















































                               C-6
52289006.AB2